Business Acquisitions - Additional Information (Detail) (USD $)				0 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014 Great Florida Bank [Member] Location	Jun. 30, 2014 Great Florida Bank [Member]	Jan. 31, 2014 Great Florida Bank [Member] Non-ASC 310 30 Loans With Revolving Privileges [Member]	Jan. 31, 2014 Great Florida Bank [Member] Non-ASC 310 30 Loans Without Revolving Privileges [Member]
Business Acquisition [Line Items]
Number of banking locations				25
Total identifiable assets acquired				$ 957,324,000
Total liabilities assumed				962,194,000
Common stock per share				$ 3.24
Total cash purchase price				42,485,000
Contributed capital				125,000,000
Fair value at acquisition				265,038,000		60,600,000	204,400,000
Unpaid principal balance				275,772,000		71,500,000	204,300,000
Deferred tax assets				35,736,000
Valuation allowance, net	9,151,000	0		9,200,000
Net operating loss and tax credit carry forwards				1,500,000
Goodwill resulting from acquisition	81,104,000	33,749,000	33,749,000	47,355,000
Core deposit intangible assets estimated life					10 years
Preliminary expenses related to acquisitions					$ 5,000,000